Share-based payments - Narrative (Details)		12 Months Ended			78 Months Ended
	Aug. 01, 2019 shares	Dec. 31, 2023 GBP (£) £ / shares	Dec. 31, 2022 GBP (£) £ / shares	Dec. 31, 2021 shares	Jun. 30, 2020
Fixed share awards
SHARE-BASED PAYMENTS (Details) - Narrative [Line Items]
Number of other equity instruments granted in share-based payment arrangement (in shares)		1,790,243	7,261,080
Vesting period		3 years			5 years
Percent of shares to be released each year (percent)		33.00%			20.00%
Lloyds Banking Group Long Term Share Plan
SHARE-BASED PAYMENTS (Details) - Narrative [Line Items]
Weighted average fair value at measurement date, share options granted (in GBP per share)		£ 0.42	£ 0.36
Granted (in shares)		108,551,439	108,513,202
CFO Buyout
SHARE-BASED PAYMENTS (Details) - Narrative [Line Items]
Granted (in shares) | shares	4,086,632
Group Chief Executive Buyout
SHARE-BASED PAYMENTS (Details) - Narrative [Line Items]
Granted (in shares) | shares				8,301,708
SAYE
SHARE-BASED PAYMENTS (Details) - Narrative [Line Items]
Maximum monthly scheme savings		£ 500
Time period to use savings		6 months
Discounted market price of shares (in percent)		90.00%
Weighted average exercised price, vested (in GBP per option) | £ / shares		£ 0.48	£ 0.49
Weighted average remaining contractual life of outstanding share options		1 year 6 months 29 days	1 year 10 months 17 days
Weighted average fair value at measurement date, share options granted (in GBP per share)		£ 0.09	£ 0.07
SAYE | Bottom of range
SHARE-BASED PAYMENTS (Details) - Narrative [Line Items]
Contract term under share based payment arrangement		3 years
Executive Share Plans
SHARE-BASED PAYMENTS (Details) - Narrative [Line Items]
Weighted average exercised price, vested (in GBP per option) | £ / shares		£ 0.46	£ 0.46
Weighted average remaining contractual life of outstanding share options		6 years 3 months 18 days	6 years
Weighted average fair value at measurement date, share options granted (in GBP per share)		£ 0.41	£ 0.44
Lloyds Banking Group long-term incentive plan
SHARE-BASED PAYMENTS (Details) - Narrative [Line Items]
Performance period for vesting		3 years
Maximum number of shares to be awarded, percentage of annual salary		300.00%
Maximum number of shares to be awarded, exceptional circumstances, percentage of annual salary		400.00%
Lloyds Banking Group long-term incentive plan | 2021
SHARE-BASED PAYMENTS (Details) - Narrative [Line Items]
Share based payment arrangement, vesting rate		100.00%
Lloyds Banking Group long-term incentive plan | Performance 2019
SHARE-BASED PAYMENTS (Details) - Narrative [Line Items]
Awards vesting rate (in percent)		43.70%
Matching shares
SHARE-BASED PAYMENTS (Details) - Narrative [Line Items]
Maximum employer contribution to matching shares scheme		£ 45
Number of other equity instruments granted in share-based payment arrangement (in shares)		43,945,238	43,378,504
Weighted average fair value at date of award of shares awarded to employees under matching shares scheme (in GBP per share) | £ / shares		£ 0.46	£ 0.45
Fixed share awards
SHARE-BASED PAYMENTS (Details) - Narrative [Line Items]
Weighted average fair value at date of award of shares awarded to employees under matching shares scheme (in GBP per share) | £ / shares		£ 0.46	£ 0.47
Free share awards
SHARE-BASED PAYMENTS (Details) - Narrative [Line Items]
Maximum employer contribution to free shares scheme		£ 3,600
Free share awards | Bottom of range
SHARE-BASED PAYMENTS (Details) - Narrative [Line Items]
Contract term under share based payment arrangement		3 years